UNITED STATES
SECRUTIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [ ]; Amendments Number:
This Amendment (Check only one):		[ ] is a restatement.
						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Maynard Capital Partners, L.L.C.
Address:	5151 Glenwood Avenue
		Raleigh, NC 27612

Form 13F File Number:    28-11043

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		John M. Day
Title:		Managing Partner
Phone:		919-881-5120

Signature,				Place,				and Date of Signing
John M. Day				Raleigh, North Carolina		August 14, 2006

Report Type (Check only one.):

	[X] 13F HOLDINGS REPORT.
	[ ]  13F NOTICE.
	[ ]  13F COMBINATION REPORT.

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FORM13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	11
Form 13F Information Table Value Total:	$284,364

List of Other Included Mangers:
NONE
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FORM 13F INFORMATION TABLE
                                                      VALUE   SHRS OR   SH/ PUT/  INVESTMENT     OTHER   VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   PRN CALL  DISCRETION    MANAGERS   SOLE  SHARED NONE

Advance Auto Parts Inc             COM    00751Y106   $39,103 1,353,049 SH           SOLE                1,353,04      0    0
Big 5 Sporting Goods Corp          COM    08915P101   $18,877   968,059 SH           SOLE                 968,059      0    0
CVS Corp                           COM     126650100  $19,272   627,738 SH           SOLE                 627,738      0    0
Dicks Sporting Goods Inc           COM     253393102  $30,967   782,000 SH           SOLE                 782,000      0    0
Harley Davidson Inc                COM     412822108  $38,176   695,500 SH           SOLE                 695,500      0    0
Lowes Co                           COM     548661107  $35,519   585,452 SH           SOLE                 585,452      0    0
Molson Coors Brewing Co            CLB    60871R209   $13,789   203,143 SH           SOLE                 203,143      0    0
Portfolio Recovery Assocs          COM    73640Q105    $7,370   161,265 SH           SOLE                 161,265      0    0
Ruths Chris Steak Hse Inc          COM     783332109  $14,979   733,547 SH           SOLE                 733,547      0    0
Staples Inc                        COM     855030102  $36,408 1,495,196 SH           SOLE                1,495,19      0    0
Sysco Corp                         COM     871829107  $29,903   978,500 SH           SOLE                 978,500      0    0

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